LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT
Schedule of convertible senior notes

	2021	2022

	RMB (in millions)
2025 Notes	30	33
Exchangeable Senior Notes	3,791	—
Long-term loan	6,644	13,144
Securitization debt	628	—

Total	11,093	13,177